CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Dec. 30, 2022
Current assets
Cash	$ 464,248	$ 1,093,195
Accounts receivable	119,931	26,323
Accounts receivable from related parties	0	25,001
Inventory, net	2,855,585	3,206,107
Inventory, net	700	33,559
Total current assets	3,440,464	4,384,185
Property and equipment, net	50,164	90,416
Goodwill, net	5,681,167	5,681,167
Intangible Assets, Net	269,319	511,275
Operating lease right of use assets	24,595	101,090
Investment in unconsolidated affiliate	6,603	6,603
Total Assets	9,472,312	10,774,736
Current liabilities
Accounts payable and accrued liabilities	1,851,432	2,091,811
Bank overdraft	11,582	0
Accrued compensation - CEO	319,640	0
Secured notes payable, net of debt discount	0	338,925
Notes payable, net	702,504	855,158
Convertible notes payable, net of debt discount	19,324	946,286
Loans payable and accrued interest, net	1,072,089	969,646
Deferred compensation - CEO	0	346,163
Advances from CEO and accrued interest	142,854	145,347
Derivative liability - convertible debt	108,594	478,212
Derivative liability - acquisition	7,914	500,020
Operating lease liabilities - current	18,072	76,494
Total current liabilities	4,254,005	6,748,062
Long-term liabilities
Notes payable - long-term	259,496	261,776
Operating lease liabilities - long-term	6,524	24,595
Total long term liabilities	266,020	286,371
Total liabilities	4,520,025	7,034,433
Commitments and contingencies	0	0
Stockholders' equity
Preferred stock value, Series A	0	0
Convertible Series B Preferred Stock Value	0	0
Convertible Series C Preferred Stock Value	0	0
Convertible Series D Preferred Stock Value	13	0
Common stock value	61,585	12,165
Common stock issuable, value	5,000	160
Treasury stock, value	0	103,700
Additional paid-in capital	26,036,436	18,634,146
Accumulated deficit	(19,605,358)	(14,452,396)
Total stockholders' equity, bergio	6,497,676	4,297,775
Non-controlling interest in subsidiaries	(1,545,389)	(557,472)
Total SH Equity	4,952,287	3,740,303
Total liabilities and shareholders' deficit	$ 9,472,312	$ 10,774,736